Pension Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Cost recognized for defined contribution pension plans	$ 14,500,000	$ 18,300,000	$ 17,100,000
Accumulated benefit obligation	115,000,000	100,400,000
Estimations of contributions into benefit plan during 2013	10,500,000
Norwegian plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of ownership of defined benefit pension assets	71.00%
Income from change in retirement plan obligation			$ 3,700,000
Australia plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of ownership of defined benefit pension assets	28.00%